Non-Controlling Interest - Summary of Non Controlling Interests of the Company in Each Affiliate Before Intercompany Elimination (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure detail of non controlling interests of the company in each affiliate [line items]
Current assets	$ 31,741	$ 10,480	$ 3,903
Current Liabilities	(18,851)	(12,161)	$ (4,532)
Non-controlling interests [member]
Disclosure detail of non controlling interests of the company in each affiliate [line items]
Current assets	576	1,409
Current Liabilities	(148)	(512)
Current net assets (liabilities)	428	897
Non-current assets	2,544	16,223
Non-current liabilities
Non-current net assets	2,544
Non-controlling interests [member] | Premium Medicine of Maryland [member]
Disclosure detail of non controlling interests of the company in each affiliate [line items]
Current assets	576	85
Current Liabilities	(148)	(22)
Current net assets (liabilities)	428	63
Non-current assets	10	$ 56
Non-current liabilities
Non-current net assets	10
Non-controlling interests [member] | Silver Spring Consulting Group [member]
Disclosure detail of non controlling interests of the company in each affiliate [line items]
Non-current assets	2,534
Non-current liabilities
Non-current net assets	$ 2,534